SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF UNREALIZED GAINS AND LOSSES

The following table summarizes the cumulative gross unrealized gains and losses and fair values for long-term investments accounted for at fair value under the fair value option, with the unrealized gains and losses reported within earnings on the Condensed Consolidated Statements of Operation as of September 30, 2025 and December 31, 2024:

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
September 30, 2025
Investment in GMP Bio (equity securities)	$22,653,225	$-	$-	$22,653,225
Total	$22,653,225	$-	$-	$22,653,225

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2024
Investment in GMP Bio (equity securities)	$22,653,225	$-	$-	$22,653,225
Total	$22,653,225	$-	$-	$22,653,225

The following table summarizes the cumulative gross unrealized gains and losses and fair values for long- term investments accounted for at fair value under the fair value option, with the unrealized gains and losses reported within earnings on the Condensed Consolidated Statements of Operation as of December 31, 2024 and 2023:

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2024
Investment in GMP Bio (equity securities)	$22,653,225	$-	$-	$22,653,225
Total	$22,653,225	$-	$-	$22,653,225

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2023
Investment in GMP Bio (equity securities)	$22,640,519	$12,706	$-	$22,653,225
Total	$22,640,519	$12,706	$-	$22,653,225

SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of September 30, 2025 and December 31, 2024:

	September 30, 2025 Conversion Feature	December 31, 2024 Conversion Feature
Balance at January 1, 2025 and 2024	$703,616	$423,214
Change in fair value	(32,772)	280,402
Balance at September 30, 2025 and December 31, 2024	$670,844	$703,616

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2024 and 2023:

	December 31, 2024 Conversion Feature	December 31, 2023 Conversion Feature
Balance at January 1, 2024 and 2023	$423,214	$198,140
Change in fair value	280,402	225,074
Balance at December 31, 2024 and 2023	$703,616	$423,214

SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES

	September 30, 2025	December 31, 2024
	Key	Key
	Assumptions	Assumptions
	for fair value	for fair value
	of conversions	of conversions
Risk free interest	3.68% - 4.03%	3.98%-5.09%
Market price of share	$ 0.04 - 0.08	$ 0.02 – 0.04
Life of instrument in years	0.01	0.01
Volatility	136.4% - 139.5%	138.38%-226.9%
Dividend yield	0%	0%

	December 31, 2024	December 31, 2023
Risk free interest	3.98% - 5.09%	4.64% - 5.40%
Market price of share	$ 0.02 - 0.04	$ 0.03 - 0.05
Life of instrument in years	0.01	0.01
Volatility	138.38%-226.9%	142.45%-236.86%
Dividend yield	0%	0%